                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000
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Check here if Amendment  [ ]               Amendment  Number: ___
    This Amendment (Check only one.):       [ ] is a restatement.
                                            [ ] adds new holdings
                                                entries.

Institutional Investment Manager Filing this Report:

Name:    KMF Partners, L.P.
Address: 1270 Avenue of the Americas, 11th Floor
         New York, New York  10020


Form 13F File Number:      28-07518

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Karen M. Fleiss
Title: Managing Member of KMF Advisers LLC, General Partner of
       KMF Partners, L.P.
Phone: (212) 582-5048

Signature, Place, and Date of Signing:

 /s/ Karen M. Fleiss           New York, New York                05/11/2000
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[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings I are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


No.          Form 13F File Number               Name

1            28-07512                           Karen M. Fleiss

                              FORM 13F SUMMARY PAGE

  Report Summary:

Number of Other Included Managers:                           0
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Form 13F Information Table Entry Total:                      0
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Form 13F Information Table Value Total:                      0
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